Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Phone: (215) 988-2700

Facsimile: (215) 988-2757

www.drinkerbiddle.com

August 26, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The Roxbury Funds

(1933 Act Registration No. 333-133691)

(1940 Act Registration No. 811-21897)

Ladies and Gentlemen:

On behalf of The Roxbury Funds (the “Trust”), transmitted herewith for filing is Post-Effective Amendment No. 13 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended.

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to reflect revisions to the prospectus and statement of additional information of the Trust as a result of the addition of Hood River Capital Management LLC (“Hood River”) as subadviser to the Roxbury/Hood River Small-Cap Growth Fund (the “Fund”) pursuant to an investment sub-advisory agreement between Roxbury Capital Management and Hood River which was approved by shareholders of the Fund at a Special Meeting of Shareholders held on May 30, 2013.  Prior to the effective date of this Amendment, the Trust intends to make a filing pursuant to Rule 485(b) under the 1933 Act to update the Trust’s performance and financial information and make other non-material changes.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-1137.

Sincerely,

Mary Jo Reilly

Enclosures